Schedules of Investments ─ IQ MacKay Municipal Insured ETF

January 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds — 97.4%

Alabama — 4.5%
City of Russellville AL, General Obligation Bonds Series B Insured: AGM
4.000%, due 12/1/28	$390,000	$469,564
Phenix City Board of Education, Special Tax Insured: BAM
4.000%, due 8/1/37	1,500,000	1,733,730
University of South Alabama, Revenue Bonds Insured: BAM
5.000%, due 10/1/20	475,000	487,621
Warrior River Water Authority, Revenue Bonds Insured: BAM
4.000%, due 8/1/43	1,000,000	1,140,910
		3,831,825

Arizona — 2.9%
Arizona Health Facilities Authority, Revenue Bonds Series C
1.180%, due 1/1/46(a)	500,000	500,000
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 6/1/34	250,000	283,665
5.000%, due 6/1/33	350,000	437,150
Pima County Unified School District No 20 Vail, General Obligation Bonds Insured: AGM
4.000%, due 7/1/20	1,235,000	1,250,203
		2,471,018

Arkansas — 0.8%
University of Central Arkansas, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/32	200,000	239,020
5.000%, due 11/1/35	350,000	416,035
		655,055

California — 16.3%
Abag Finance Authority for Nonprofit Corps, Special Tax Insured: AGM
5.000%, due 9/2/30	750,000	949,163
Calexico Unified School District, General Obligation Bonds Series B Insured: NATL
1.890%, due 8/1/28(b)	390,000	332,350
California Municipal Finance Authority, Revenue Bonds Insured: BAM
5.000%, due 5/15/43	250,000	306,508
City of Lincoln CA, Special Tax Insured: AGM
5.000%, due 9/1/34	525,000	665,138
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	761,874
City of Susanville CA Natural Gas Revenue, Revenue Bonds Insured: AGM
4.000%, due 6/1/45	875,000	998,970
Clovis Unified School District, General Obligation Bonds Series A Insured: NATL
1.420%, due 8/1/27(b)	335,000	301,256

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Compton Unified School District, Certificates of Participation Series A Insured: BAM
4.000%, due 6/1/33	$500,000	$576,940
Dixon Unified School District, General Obligation Bonds Insured: BAM
5.000%, due 8/1/37	570,000	733,989
Grossmont Healthcare District, General Obligation Bonds Series A Insured: AMBAC
2.030%, due 7/15/32(b)	1,000,000	777,680
Guadalupe Union School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/44	1,005,000	1,139,529
Hayward Unified School District, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/1/34	570,000	728,705
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
1.830%, due 8/1/31(b)	155,000	115,791
Napa Valley Unified School District, General Obligation Bonds Series C Insured: AGM
4.000%, due 8/1/44	1,000,000	1,127,520
Ontario Montclair School District, General Obligation Bonds Series B Insured: NATL
1.760%, due 8/1/29(b)	390,000	330,295
Palmdale Community Redevelopment Agency Successor Agency, Tax Allocation Series A Insured: NATL
5.000%, due 9/1/34	570,000	696,905
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
2.060%, due 8/1/33(b)	640,000	457,574
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
1.520%, due 7/1/24(b)	310,000	289,893
Sacramento City Unified School District, General Obligation Bonds Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	241,398
Salinas Union High School District, General Obligation Bonds Series A Insured: NATL
1.110%, due 10/1/23(b)	225,000	216,027
San Leandro Unified School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/34	525,000	667,338
South Whittier School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/40	215,000	244,167
Vallejo City Unified School District, General Obligation Bonds Series A Insured: NATL
5.900%, due 2/1/20	365,000	365,000
West Kern Community College District, Certificates of Participation Insured: AGM
4.000%, due 11/1/44	600,000	678,846
		13,702,856

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Colorado — 3.9%
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	$445,000	$537,929
Grand Junction Regional Airport Authority, Revenue Bonds Series A Insured: NATL
5.000%, due 12/1/26	500,000	615,865
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	536,516
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds Insured: BAM
5.500%, due 12/1/35	500,000	658,230
Series B
5.250%, due 12/1/33	150,000	193,809
5.250%, due 12/1/35	115,000	147,841
South Sloan's Lake Metropolitan District No 2, General Obligation Bonds Insured: AGM
4.000%, due 12/1/33	250,000	288,947
Vauxmont Metropolitan District, General Obligation Bonds Insured: AGM
5.000%, due 12/15/31	135,000	156,462
5.000%, due 12/15/32	155,000	179,318
		3,314,917

Connecticut — 1.5%
City of Derby CT, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/1/34	370,000	435,919
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
4.000%, due 7/1/34	25,000	27,735
5.000%, due 7/1/24	20,000	23,454
5.000%, due 7/1/27	60,000	72,201
Series B
5.000%, due 10/1/23	15,000	17,164
Series C
5.000%, due 7/15/32	20,000	23,636
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/29	250,000	322,733
5.250%, due 9/1/30	300,000	385,269
		1,308,111

Florida — 1.4%
City of Miami FL Parking System Revenue, Revenue Bonds Insured: BAM
4.000%, due 10/1/38	1,000,000	1,149,770

Illinois — 13.2%
Adams County School District No 172, General Obligation Bonds Insured: BAM
4.000%, due 2/1/20	105,000	105,000
Chicago Board of Education, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/31	500,000	616,910

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	$225,000	$276,759
Cook County Community College District No 527 Morton, General Obligation Bonds Insured: BAM
4.000%, due 12/15/32	495,000	570,864
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/20	250,000	258,213
Cook County School District No 111 Burbank, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/34	1,165,000	1,411,619
County of Union IL, General Obligation Bonds Insured: AGM
4.000%, due 9/1/26	360,000	416,070
Crawford Hospital District, General Obligation Bonds Insured: AGM
4.000%, due 1/1/31	345,000	389,905
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/23	385,000	425,748
Kane Cook & DuPage Counties School District No U-46 Elgin, General Obligation Bonds Series B Insured: AMBAC
1.340%, due 1/1/21(b)	500,000	493,925
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	275,000	319,902
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	160,000	189,987
North Barrington Special Service Area No 19, Special Tax Insured: BAM
4.000%, due 2/1/36	435,000	489,018
Regional Transportation Authority, Revenue Bonds Series A Insured: NATL
5.500%, due 7/1/22	500,000	552,140
State of Illinois, General Obligation Bonds Insured: NATL
6.000%, due 11/1/26	500,000	590,460
State of Illinois, Revenue Bonds Series A Insured: BAM
4.000%, due 6/15/35	750,000	831,885
State of Illinois, Revenue Bonds Series C
4.000%, due 6/15/21	225,000	231,662
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	475,000	576,797
Village of Mundelein IL, General Obligation Bonds Insured: AGM
4.000%, due 12/15/28	580,000	688,651
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	325,000	391,944

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/22	$125,000	$132,148
Washington County Community Unit School Dist No 10 West Washington, General Obligation Bonds Insured: BAM
4.000%, due 1/15/25	750,000	843,765
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Insured: MAC
4.000%, due 12/1/21	280,000	292,034
		11,095,406

Indiana — 0.4%
Indiana Finance Authority, Revenue Bonds
0.900%, due 7/1/36(a)	300,000	300,000

Iowa — 1.4%
Odebolt Arthur Battle Creek Ida Grove Community School District, General Obligation Bonds Insured: AGM
4.000%, due 5/1/25	435,000	499,767
Sioux Center Community School District, General Obligation Bonds Insured: AGM
5.000%, due 5/1/23	325,000	366,422
5.000%, due 5/1/24	290,000	337,699
		1,203,888

Kansas — 0.4%
Allen County Unified School District No 257, General Obligation Bonds Series A Insured: BAM
4.000%, due 9/1/32	270,000	314,075

Kentucky — 0.9%
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL
1.830%, due 11/1/25(a)	130,000	128,883
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	552,545
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	100,000	111,682
		793,110

Louisiana — 5.0%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	500,000	638,670
5.000%, due 12/1/32	125,000	159,301
Greater Ouachita Water Co., Revenue Bonds Insured: BAM
4.000%, due 9/1/36	450,000	525,006
Jefferson Davis Parish School District No 2, General Obligation Bonds Insured: AGM
4.000%, due 3/1/31	1,665,000	1,959,888

	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	$610,000	$743,681
St Landry Parish Road District No 1, Revenue Bonds Insured: BAM
4.000%, due 3/1/20	225,000	225,491
		4,252,037

Maine — 0.4%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	185,051
5.000%, due 12/1/26	155,000	188,443
		373,494

Massachusetts — 0.8%
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
1.849%, due 5/1/37(a)	85,000	84,326
Commonwealth of Massachusetts, General Obligation Bonds Series B Insured: AMBAC
5.250%, due 8/1/28	415,000	553,365
		637,691

Michigan — 3.0%
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Series B Insured: NATL
5.500%, due 7/1/22	1,000,000	1,104,540
Dearborn School District, General Obligation Bonds Insured: BAM
5.000%, due 5/1/31	555,000	720,729
Leland Public School District, General Obligation Bonds Insured: AGM
4.000%, due 5/1/37	590,000	683,137
		2,508,406

Minnesota — 0.6%
Minnesota Agricultural & Economic Development Board, Revenue Bonds Insured: AGC
5.250%, due 2/15/23	500,000	501,420

Mississippi — 1.1%
Mississippi Development Bank, Revenue Bonds Insured: BAM
5.000%, due 10/1/30	250,000	317,008
5.250%, due 10/1/38	460,000	581,035
		898,043

Nevada — 1.0%
City of North Las Vegas NV, General Obligation Bonds Insured: BAM
5.000%, due 6/1/22	500,000	545,365
City of Reno NV, Revenue Bonds Series A-1 Insured: AGM
5.000%, due 6/1/32	265,000	323,250
		868,615

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey — 5.2%
City of Atlantic City NJ, General Obligation Bonds Insured: AGM
4.000%, due 11/1/26	$85,000	$91,000
Gloucester County Improvement Authority (The), Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/23	450,000	515,831
Long Branch Board of Education, General Obligation Bonds Insured: AGM
5.000%, due 7/15/29	265,000	336,524
New Jersey Economic Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 7/1/34	150,000	167,780
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	255,000	308,213
New Jersey Transportation Trust Fund Authority, Revenue Bonds Insured: BHAC-CR AMBAC
1.340%, due 12/15/24(b)	190,000	177,990
New Jersey Transportation Trust Fund Authority, Revenue Bonds Insured: BHAC-CR MBIA
1.770%, due 12/15/27(b)	500,000	435,145
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series B Insured: NATL
5.500%, due 12/15/20	335,000	347,810
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series B Insured: AMBAC
5.250%, due 12/15/23	145,000	166,535
Passaic Valley Sewerage Commission, Revenue Bonds Series F Insured: NATL
2.500%, due 12/1/32	915,000	915,201
South Jersey Transportation Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/30	700,000	906,647
		4,368,676

New York — 7.5%
City of Long Beach NY, General Obligation Bonds Insured: BAM
5.000%, due 1/15/21	425,000	440,942
City of Plattsburgh NY, General Obligation Bonds Series A Insured: AGM
4.000%, due 6/15/27	345,000	403,060
County of Suffolk NY, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/15/20	350,000	359,622
5.000%, due 10/15/28	500,000	625,775
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	460,000	513,328
Metropolitan Transportation Authority, Revenue Bonds Series C Insured: BAM
5.000%, due 11/15/44	500,000	626,625
Metropolitan Transportation Authority, Revenue Bonds Series C Insured: AGM
4.000%, due 11/15/49	1,000,000	1,142,360

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
Niagara Falls City School District, Certificates of Participation Insured: AGM
4.000%, due 6/15/26	$200,000	$222,518
Oneida County Local Development Corp., Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/44	250,000	254,477
4.000%, due 12/1/38	250,000	288,837
Town of Oyster Bay NY, General Obligation Bonds Insured: BAM
4.000%, due 2/15/26	65,000	75,365
4.000%, due 2/15/27	55,000	64,653
4.000%, due 2/15/28	55,000	65,376
Town of Oyster Bay NY, General Obligation Bonds Series B Insured: AGM
3.000%, due 2/1/24	1,190,000	1,272,919
		6,355,857

North Carolina — 1.2%
County of Pasquotank NC, Certificates of Participation Insured: NATL
5.250%, due 6/1/20	375,000	380,115
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	664,771
		1,044,886

North Dakota — 2.6%
State Board of Higher Education of the State of North Dakota, Revenue Bonds Series A Insured: AGM
4.000%, due 4/1/44	670,000	766,239
5.000%, due 4/1/21	335,000	350,189
5.000%, due 4/1/26	855,000	1,048,024
		2,164,452

Ohio — 2.2%
Conotton Valley Union Local School District, Certificates of Participation Insured: MAC
4.000%, due 12/1/33	315,000	352,495
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	600,545
Euclid City School District, Certificates of Participation Insured: BAM
4.000%, due 12/1/29	170,000	194,252
4.000%, due 12/1/39	400,000	442,328
Ohio Turnpike & Infrastructure Commission, Revenue Bonds Series A Insured: NATL
5.500%, due 2/15/20	250,000	250,347
		1,839,967

Oregon — 0.6%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds Insured: AGM
5.000%, due 12/15/37	400,000	495,648

Pennsylvania — 5.2%
Brownsville Area School District, General Obligation Bonds Insured: MAC
4.000%, due 11/15/25	415,000	470,195

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
City of Lebanon Authority, Revenue Bonds Insured: BAM
4.000%, due 12/15/30	$420,000	$479,476
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/22	400,000	440,064
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	460,000	578,993
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC
1.879%, due 7/1/27(a)	210,000	209,431
Pennsylvania Turnpike Commission, Revenue Bonds Series C Insured: AGM
6.250%, due 6/1/33	750,000	960,945
Pittsburgh Water & Sewer Authority, Revenue Bonds Series B Insured: AGM
4.000%, due 9/1/35	700,000	819,133
School District of Philadelphia (The), General Obligation Bonds Insured: BHAC-CR FGIC
5.000%, due 6/1/34	100,000	134,991
Vanport Township Municipal Authority, Revenue Bonds Insured: AGM
5.000%, due 4/1/20	135,000	135,798
5.000%, due 4/1/21	145,000	151,180
		4,380,206

Puerto Rico — 1.4%
Commonwealth of Puerto Rico, General Obligation Bonds Insured: AGM
5.250%, due 7/1/20	500,000	506,570
Series A
5.000%, due 7/1/35	480,000	512,981
Series A-4
5.250%, due 7/1/30	100,000	101,170
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,570
		1,146,291

Rhode Island — 1.3%
City of Cranston RI, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/1/29	110,000	134,373
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/36	660,000	814,070
Rhode Island Health & Educational Building Corp., Revenue Bonds Series A Insured: AGM
5.000%, due 5/15/29	110,000	135,246
		1,083,689

	Principal Amount	Value
Municipal Bonds (continued)

South Carolina — 0.8%
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/41	$550,000	$654,511

Texas — 6.9%
County of La Salle TX, General Obligation Bonds Insured: AGM
5.000%, due 3/1/27	500,000	626,340
County of Robertson TX, General Obligation Bonds Insured: BAM
4.000%, due 2/15/38	740,000	851,614
Galveston County Municipal Utility District No 56, General Obligation Bonds Insured: BAM
4.000%, due 12/1/24	400,000	448,412
Grand Lakes Municipal Utility District No 4, General Obligation Bonds Insured: MAC
4.000%, due 4/1/26	300,000	324,522
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/34	325,000	375,898
4.000%, due 9/1/35	310,000	357,511
Greenwood Utility District, General Obligation Bonds Insured: AGM
5.000%, due 8/1/20	200,000	203,814
La Joya Independent School District, General Obligation Bonds Insured: AGM
4.000%, due 2/15/21	385,000	397,459
4.000%, due 2/15/24	665,000	739,247
4.000%, due 2/15/38	500,000	556,495
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds Series 1B Insured: MAC
3.000%, due 9/1/21	180,000	184,925
3.000%, due 9/1/22	180,000	187,765
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	175,609
Weatherford Independent School District, General Obligation Bonds Insured: PSF-GTD
1.910%, due 2/15/34(b)	500,000	364,505
		5,794,116

Utah — 0.7%
Grand County School District Local Building Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/28	465,000	560,869

Washington — 1.6%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL
1.310%, due 2/1/22(b)	530,000	516,321
Klickitat County Public Utility District No 1, Revenue Bonds Series A Insured: AGM
4.000%, due 12/1/37	750,000	860,640
		1,376,961

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Wisconsin — 0.7%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	$500,000	$631,920
Total Municipal Bonds
(Cost $79,094,539)		82,077,786

	Shares
Short-Term Investment — 2.6%

Money Market Fund — 2.6%
Fidelity Investments Money Market Treasury Only Class I, 1.42%(c)
(Cost $2,221,992)	2,221,992	2,221,992
Total Investments — 100.0%
(Cost $81,316,531)		84,299,778
Other Assets and Liabilities, Net — 0.0%(d)		4,370
Net Assets — 100.0%		$84,304,148

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2020.
(b)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(c)	Reflects the 7-day yield at January 31, 2020.
(d)	Less than 0.05%

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$–	$82,077,786	$–	$82,077,786
Short-Term Investment:
Money Market Fund	2,221,992	–	–	2,221,992
Total Investments in Securities	$2,221,992	$82,077,786	$–	$84,299,778

(e)	For a complete listing of investments and their states, see the Schedules of Investments.